Document and Entity Information	0 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2013
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class P Shares
Risk/Return:
Trading Symbol	MACGX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class P Shares
Risk/Return:
Trading Symbol	MFXAX
Global Strategist Portfolio | Global Strategist Portfolio | Class P Shares
Risk/Return:
Trading Symbol	MBAAX
Global Strategist Portfolio | Global Strategist Portfolio | Class H
Risk/Return:
Trading Symbol	MSBHX